UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

Corporate One Securitizations LLC1

(Exact name of Issuer as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0002101388

Central Index Key Number of underwriter (if applicable): N/A

Aaron Rouse, (614) 825-9221

Name and telephone number, including area code, of the person to contact in connection with this filing

[1]	Corporate One Securitizations LLC is filing this Form ABS-15G on its own behalf and on behalf of its affiliate, Corporate One Auto Receivables Trust 2026-1.

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS:

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an independent accountants’ report on applying agreed-upon procedures, dated January 5, 2026, of Grant Thornton LLP obtained by the issuer, which report sets forth the procedures and findings with respect to certain agreed-upon procedures performed by Grant Thornton LLP pertaining to the issuer’s Series 2026-1 Automobile Receivables-Backed Notes.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Corporate One Securitizations LLC

By:	/s/ Aaron Rouse
Name: Aaron Rouse
Title: Secretary

Date: January 5, 2026

EXHIBIT INDEX

Exhibit 99.1:	Agreed-upon procedures report, dated January 5, 2026 of Grant Thornton LLP.